UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        Form 13F

   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Cohen Klingenstein LLC
                         ----------------------------
Address:                 355 West 52nd Street, 5th Floor
                         ----------------------------
                         New York, New York  10019
                         ----------------------------

Form 13F File Number:    028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    George M. Cohen
                         ---------------------
Title:                   Managing Member
                         ---------------------
Phone:                   212-757-0235
                         ---------------------

Signature, Place, and Date of Signing:





George M. Cohen          New York, NY 2/2/2010
---------------------    -----------------------
       [Signature]       [City, State  [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                                -----------
Form 13F Information Table Entry Total:            103
                                                -----------
Form 13F Information Table Value Total:          218,803
                                                -----------
                                                (thousands)

                                     Form 13F Information Table

        Column 1           Column 2   Column 3  Column 4           Column 5      Column 6  Column 7            Column 8

                            TITLE                 VALUE  SHARES or   SH/   PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP   (x$1000)  PRN AMT    PRN   CALL DISCRETION MANAGERS    SOLE     SHARED   NONE

Adobe Systems Inc.       com         00724F101     1,804    49,045  SH          SOLE        n/a         49,045
Akamai Technologies      com         00971T101       407    16,075  SH          SOLE        n/a         16,075
Allstate Corp.           com         020002101       990    32,960  SH          SOLE        n/a         32,960
Altria Group             com         02209S103       522    26,605  SH          SOLE        n/a         26,605
Amazon.com               com         023135106     8,092    60,155  SH          SOLE        n/a         60,155
Amdocs Limited           com         G02602103       203     7,125  SH          SOLE        n/a          7,125
American Express         com         025816109     2,826    69,745  SH          SOLE        n/a         69,745
American Int'l Group     com         026874107       251     8,388  SH          SOLE        n/a          8,388
AmeriCredit Corp.        com         03060R101       286    15,005  SH          SOLE        n/a         15,005
Ameriprise Financial     com         03076C106       432    11,132  SH          SOLE        n/a         11,132
Amgen Inc.               com         031162100     1,951    34,480  SH          SOLE        n/a         34,480
Apollo Group             com         037604105     1,406    23,215  SH          SOLE        n/a         23,215
Apple Inc.               com         037833100     3,052    14,485  SH          SOLE        n/a         14,485
Atheros Communication    com         04743P108       520    15,190  SH          SOLE        n/a         15,190
Avon Products Inc.       com         054303102     1,674    53,135  SH          SOLE        n/a         53,135
Bank of Amer. Corp.      com         060505104     2,493   165,510  SH          SOLE        n/a        165,510
Becton, Dickinson        com         075887109       255     3,230  SH          SOLE        n/a          3,230
Bed Bath & Beyond        com         075896100     1,478    38,270  SH          SOLE        n/a         38,270
Berkshire Hathaway B     com         084670207     1,883       573  SH          SOLE        n/a            573
Biovail Corp. Int'l      com         09067J109       274    19,635  SH          SOLE        n/a         19,635
Broadcom Corp.           com         111320107     1,151    36,580  SH          SOLE        n/a         36,580
Burlington N SantaFe     com         12189T104       902     9,150  SH          SOLE        n/a          9,150
Capital One Financial    com         14040H105       450    11,750  SH          SOLE        n/a         11,750
Carnival Corp.           com         143658300     2,029    64,015  SH          SOLE        n/a         64,015
Celgene Corp.            com         151020104       483     8,670  SH          SOLE        n/a          8,670
Cisco Systems Inc.       com         17275R102     3,634   151,785  SH          SOLE        n/a        151,785
Coach Inc.               com         189754104       833    22,810  SH          SOLE        n/a         22,810
Cognizant Tech Sol.      com         192446102       929    20,485  SH          SOLE        n/a         20,485
Colgate-Palmolive        com         194162103       230     2,800  SH          SOLE        n/a          2,800
Comcast Corp. Cl 'A'     com         20030N101       736    43,635  SH          SOLE        n/a         43,635
Comcast Special A        com         20030N200       429    26,812  SH          SOLE        n/a         26,812
Corn Products Int'l      com         219023108       461    15,780  SH          SOLE        n/a         15,780
Corning Inc.             com         219350105     1,921    99,485  SH          SOLE        n/a         99,485
Covance Inc.             com         222816100       257     4,705  SH          SOLE        n/a          4,705
Dick's Sporting Goods    com         253393102       481    19,360  SH          SOLE        n/a         19,360
Dionex Corp.             com         254546104       346     4,685  SH          SOLE        n/a          4,685
Directv                  com         25490A101       508    15,243  SH          SOLE        n/a         15,243
Eaton Vance Tax Mngd     com         27829C105     8,823   635,212  SH          SOLE        n/a        635,212
Electronic Arts          com         285512109       247    13,890  SH          SOLE        n/a         13,890
Eli Lilly                com         532457108     2,135    59,800  SH          SOLE        n/a         59,800
FEI Company              com         30241L109       340    14,545  SH          SOLE        n/a         14,545
Flextronics Intl Ltd     com         Y2573F102       452    61,870  SH          SOLE        n/a         61,870
General Electric Co.     com         369604103     1,290    85,275  SH          SOLE        n/a         85,275
Gilead Sciences Inc.     com         375558103     1,515    35,009  SH          SOLE        n/a         35,009
GlaxoSmithKline PLC      com         37733W105     4,150    98,230  SH          SOLE        n/a         98,230
Goldman Sachs Group      com         38141G104     1,012     5,995  SH          SOLE        n/a          5,995
Google Inc.              com         38259P508     6,175     9,960  SH          SOLE        n/a          9,960
Hartford Fin'l Ser.      com         416515104       331    14,250  SH          SOLE        n/a         14,250
Hess Corp.               com         42809H107       901    14,900  SH          SOLE        n/a         14,900
Informatica Corp.        com         45666Q102       690    26,645  SH          SOLE        n/a         26,645
InterDigital Inc.        com         45867G101       479    18,045  SH          SOLE        n/a         18,045
International Paper      com         460146103       201     7,500  SH          SOLE        n/a          7,500
Int'l Bus. Machines      com         459200101     4,223    32,260  SH          SOLE        n/a         32,260
IShares Russell 2000G    com         464287648    49,255   723,600  SH          SOLE        n/a        723,600
Janus Capital Group      com         47102X105       716    53,270  SH          SOLE        n/a         53,270
Johnson & Johnson        com         478160104     2,612    40,556  SH          SOLE        n/a         40,556
Kraft Foods Inc.         com         50075N104       147     5,397  SH          SOLE        n/a          5,397
Legg Mason, Inc.         com         524901105       315    10,445  SH          SOLE        n/a         10,445
Liberty Media Inter A    com         53071M104       161    14,844  SH          SOLE        n/a         14,844
Lincare Holdings         com         532791100       850    22,900  SH          SOLE        n/a         22,900
Marvell Technology       com         G5876H105       524    25,265  SH          SOLE        n/a         25,265
McAfee Inc.              com         579064106       214     5,274  SH          SOLE        n/a          5,274
Merck & Co.              com         589331107     2,964    81,112  SH          SOLE        n/a         81,112
Monsanto Co.             com         61166W101     5,869    71,787  SH          SOLE        n/a         71,787
Monster Worldwide        com         611742107       710    40,820  SH          SOLE        n/a         40,820
News Corp ADR PRF        com         65248E104       187    13,640  SH          SOLE        n/a         13,640
Nordstrom Inc.           com         655664100       752    20,000  SH          SOLE        n/a         20,000
Nu Skin Ent Inc.         com         67018T105       687    25,575  SH          SOLE        n/a         25,575
Orbital Sciences         com         685564106       385    25,255  SH          SOLE        n/a         25,255
Parametric Tech.         com         699173209       305    18,670  SH          SOLE        n/a         18,670
Paychex, Inc.            com         704326107       317    10,335  SH          SOLE        n/a         10,335
PepsiCo Inc.             com         713448108     5,980    98,355  SH          SOLE        n/a         98,355
Pfizer, Inc.             com         717081103       609    33,482  SH          SOLE        n/a         33,482
Pharma. Product Dev.     com         717124101       215     9,185  SH          SOLE        n/a          9,185
Philip Morris Int'l      com         718172109     1,282    26,605  SH          SOLE        n/a         26,605
Plains Explor & Prod     com         726505100     1,832    66,220  SH          SOLE        n/a         66,220
PowerShares QQQ Trust    com         73935A104    19,085   417,159  SH          SOLE        n/a        417,159
Procter & Gamble         com         742718109     1,267    20,900  SH          SOLE        n/a         20,900
Qlogic Corp.             com         747277101       222    11,775  SH          SOLE        n/a         11,775
ResMed Inc.              com         761152107       240     4,590  SH          SOLE        n/a          4,590
Royal Caribbean Cru.     com         V7780T103       447    17,700  SH          SOLE        n/a         17,700
Royal Dutch Shell PLC    com         780259206     2,486    41,350  SH          SOLE        n/a         41,350
RR Donnelley & Sons      com         257867101       417    18,705  SH          SOLE        n/a         18,705
Seagate Technology       com         G7945J104       497    27,320  SH          SOLE        n/a         27,320
Sealed Air Corp.         com         81211K100     1,900    86,930  SH          SOLE        n/a         86,930
Shire PLC ADS            com         82481R106       373     6,354  SH          SOLE        n/a          6,354
Silicon Laboratories     com         826919102       711    14,695  SH          SOLE        n/a         14,695
Skillsoft PLC            com         830928107       299    28,525  SH          SOLE        n/a         28,525
St. Jude Medical Inc.    com         790849103       694    18,865  SH          SOLE        n/a         18,865
Standard & Poors DR.     com         78462F103    14,485   129,976  SH          SOLE        n/a        129,976
State Street Corp.       com         857477103       417     9,585  SH          SOLE        n/a          9,585
Target Corp.             com         87612E106     2,898    59,905  SH          SOLE        n/a         59,905
Ultimate Software        com         90385D107       387    13,180  SH          SOLE        n/a         13,180
Union Pacific Corp.      com         907818108       639    10,000  SH          SOLE        n/a         10,000
United Parcel Service    com         911312106       567     9,885  SH          SOLE        n/a          9,885
Urban Outfitters         com         917047102       731    20,890  SH          SOLE        n/a         20,890
ViaSat Inc.              com         92552V100       515    16,210  SH          SOLE        n/a         16,210
Vodafone Grp. PLC ADR    com         92857W100       393    17,007  SH          SOLE        n/a         17,007
Walt Disney Co.          com         254687106     6,676   206,993  SH          SOLE        n/a        206,993
Washington Post 'B'      com         939640108     1,868     4,250  SH          SOLE        n/a          4,250
Western Union Co.        com         959802109       464    24,622  SH          SOLE        n/a         24,622
Yahoo! Inc.              com         984332106       548    32,675  SH          SOLE        n/a         32,675
Yum! Brands Inc.         com         988498101     1,857    53,100  SH          SOLE        n/a         53,100
Zimmer Holdings Inc.     com         98956P102     1,287    21,765  SH          SOLE        n/a         21,765